Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

4. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three tier fair value hierarchy which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company's liability for reclassified equity contracts were measured using significant unobservable (Level 3) inputs. There were no assets measured at fair value using unobservable inputs either as of or during the three months ended March 31, 2011 or as of or during the three months ended March 31, 2012.

As a result of the Company entering into convertible promissory notes and issuing warrants to purchase common stock, the Company's total potential outstanding common stock exceeded the Company’s authorized shares by approximately 109 million shares as of December 31, 2011, as also discussed in Note 7. As a result the Company was required to value a number of shares equal to the excess issuable on exercise of warrants and options and on conversion of convertible notes and recognize the value as a liability. The Company’s stockholders approved an increase in the number of authorized shares sufficient to cover the excess as of February 6, 2012. At that time, the liability was remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital.

The following table represents the activity for the Company’s liability for reclassified equity contracts for the periods ended March 31, 2011 and 2012:

	2011	2012
Beginning balance	$-	$29,903,000
Liabilities reclassified	5,753,000	693,000
Change in value of reclassified liabilities	-	(491,000)
Liabilities reclassified to equity	-	(30,105,000)
Ending balance	$5,753,000	$-

The Company concluded that certain conversion features and warrant agreements included down-round provisions and were not indexed to the Company’s stock (and are therefore recorded as derivative liabilities). The Company recognizes the derivative liabilities at their respective fair values using a binomial model adjusted for the probability of issuance using a Monte Carlo simulation. Changes in the fair value are recorded in “Derivative valuation gain (loss)” in the condensed consolidated statements of operations. Key assumptions for determining fair values during the period presented included expected terms ranging from between 6 and 18 months, volatility ranging from between 95% and 190% and risk-free interest rate of 0.18%.

The Company's embedded derivative liability was measured using significant unobservable (Level 3) inputs. The following table represents the Company’s embedded derivative liability activity for the three months ended March 31, 2011 and 2012:

	2011	2012
Beginning balance	$839,000	$601,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	(168,000)	-
Net change in fair value of embedded derivative liabilities	161,000	(348,000)
Ending balance	$832,000	$253,000

(4) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  U.S. GAAP establishes a three tier fair value hierarchy which prioritizes the inputs used in measuring fair value.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  These tiers include:

•	Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;

•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The Company concluded that certain conversion features and warrant agreements included down-round provisions and were not indexed to the Company’s stock (and are therefore recorded as derivative liabilities).

The Company recognizes the derivative liabilities at their respective fair values at inception and on each reporting date. The Company measures fair values using a binomial model adjusted for the probability of issuance using a Monte Carlo simulation. As of January 1, 2011, the embedded derivative liability associated with certain agreements with down round protection amount to $839,000.

The derivative liabilities associated with the warrants issued with the May 31, 2011 $3,000,000 note from an unaffiliated third party were initially recorded in the consolidated balance sheet upon issuance as of May 31, 2011 at a fair value of $1,389,000. During 2011, derivative liabilities associated with certain instruments amounting to $899,000 were reclassified to equity.

The derivative liabilities continue to be recorded in the consolidated balance sheet at fair value with changes in fair value also recorded in “Derivative valuation gain (loss)” in the consolidated statement of operations.  As of December 31, 2011, the fair value of the derivative liabilities was $601,000 with a change in fair value during the period from issuance to December 31, 2011 of $728,000.  Key assumptions for determining fair values included expected terms ranging from between 6 and 9 months, volatility ranging between 100% and 207% and risk-free interest rate of 0.39%.

The derivative liabilities are considered Level 3 liabilities on the fair value hierarchy as the determination of fair value includes various assumptions about the future activities and the Company’s stock prices and historical volatility inputs.

The material Level 3 unobservable inputs used in the valuation analysis are as follows:

-	The Company's ability to obtain a waiver from additional and existing investors regarding the beneficial conversion feature of the warrants issued with the debt;
-	The Company's ability to obtain financing in large or small tranches from multiple or concentrated investors;
-	The flexibility of new and current investors as to the timing of their ability and intent to exercise beneficial conversion features; and
-	The assumptions used for the Monte Carlo simulation in regards to the option valuation.

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3).  There were no assets as of or during the year ended December 31, 2010 and 2011 measured at fair value using unobservable inputs (Level 3).

	2010	2011
Beginning balance	$-	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	-	(899,000)
Embedded derivative liability recognized	893,000	1,389,000
Net change in fair value of embedded derivative liabilities	(54,000)	(728,000)
Ending balance	$839,000	$601,000

As a result of the Company entering into convertible promissory notes and issuing, stock options, and warrants to purchase common stock, the Company's total potential outstanding common stock exceeded the Company's authorized shares by approximately 109 million shares. As a result the Company is currently required to value a number of shares equal to the excess issuable on exercise of warrants and options and on conversion of convertible notes and recognize the value as a liability. Once an increase in the number of authorized shares sufficient to cover the excess has been approved by stockholders, the liability will be remeasured, with changes in value included in other income/(expense), and then reclassified to additional paid-in capital.

The fair value of these shares totaled approximately $29,903,000 and was recognized as a liability as of December 31, 2011. The value of the liability was computed by valuing the securities that management believed were most likely to be converted. As of December 31, 2011, those securities consisted of warrants and options to purchase common stock and shares issuable upon conversion of convertible notes payable which have been issued over the last 7 years and which have exercise and conversion prices ranging from $0.15 to $3.24 per share. The fair value of the warrants as of December 31, 2011 was determined using the Black-Scholes option pricing model based on the following assumptions: expected dividend yield of 0%, risk-free interest rates between 0.2% and 1.7%, volatility between 100% and 190% and contractual lives between of one and eight years. The fair value of the shares issuable upon conversion of convertible notes was calculated based on the anticipated conversion price relative to the closing price of the Company's common stock on December 31, 2011.

The following table represents the activity for the Company's liability for reclassified equity contracts for the year ended December 31, 2011:

Liability for reclassified equity contracts
Balance , January 1, 2011	$-
Liabilities reclassified at inception	38,724,000
Change in value of liabilities reclassified	(8,821,000)
Balance, December 31, 2011	$29,903,000